CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net loss	$ (20,328)	$ (13,834)
Other comprehensive income(loss):
Foreign currency translation adjustment (net of tax of nil)	(1,040)	646
Other comprehensive income(loss)	(1,040)	646
Comprehensive loss	$ (21,368)	(13,188)
Less: comprehensive loss attributable to non-controlling interest		(4)
Comprehensive loss attributable to ReneSola Ltd	$ (21,368)	$ (13,184)